Offerings - Offering: 1	Aug. 08, 2025 USD ($) share
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | share	8,000,000
Proposed Maximum Offering Price per Unit	74.08
Maximum Aggregate Offering Price	$ 592,640,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 90,733.18
Offering Note
(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock which become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock.

(2) Represents 8,000,000 shares of common stock that were added to the shares authorized for issuance under the Second Amended and Restated 2013 Stock Incentive Plan, as amended.

(3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act, and based on the average of the high and low sales prices of the registrant’s common stock, as quoted on the Nasdaq Global Select Market, on August 6, 2025, which is a date within five business days prior to the filing of this registration statement.